Related party transactions - Key management personnel (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party transactions
Salaries and other short-term employee benefits	$ 15	$ 10	$ 12
Post-employment benefits	1		3
Share-based payments	2	4	5
Key management personnel compensation	$ 18	$ 14	$ 20